LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Supplemental Balance Sheet Information

The balances for the operating and finance leases where the Company is the lessee are presented as follows within the Company’s consolidated balance sheet (in thousands):

As of
December 31, 2021
Operating leases:
Operating lease right-of-use assets	$161,974

Other current liabilities	$11,056
Other long-term liabilities	185,323
Total operating lease liabilities	$196,379

Finance leases:
Property, plant and equipment, net	10,567
Total finance lease assets	$10,567

Finance lease liabilities, current portion	$4,183
Finance lease liabilities, net of current portion	6,083
Total finance lease liabilities	$10,266

Schedule of Lease, Cost

The components of lease expense are as follows within the Company’s consolidated statement of operations (in thousands):

Year Ended
December 31, 2021
Operating lease expense:
Operating lease expense (1)	$31,097
Variable lease expense	2,406

Finance lease expense:
Amortization of leased assets	$3,020
Interest on lease liabilities	460
Total finance lease expense	$3,480
Total lease expense	$36,983
(1)	Includes short-term leases, which are immaterial.

Other information related to leases where the Company is the lessee is as follows:

As of
December 31, 2021
Weighted-average remaining lease term (in years):
Operating leases	7.8
Finance leases	2.5

Weighted-average discount rate:
Operating leases	10.98%
Finance leases	5.58%

Supplemental cash flow information related to leases where the Company is the lessee is as follows (in thousands):

Year Ended
December 31, 2021
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$10,019
Operating cash flows from finance leases (interest payments)	460
Financing cash flows from finance leases	3,088
Leased assets obtained in exchange for new operating lease liabilities	84,078
Leased assets obtained in exchange for new finance lease liabilities	9,693

Schedule of Finance Lease, Liability, Fiscal Year Maturity

As of December 31, 2021, the maturities of the Company’s operating and finance lease liabilities (excluding short-term leases) were as follows (in thousands):

	Operating Leases	Finance Leases
2022	$32,075	$4,628
2023	38,898	4,275
2024	39,346	1,674
2025	38,525	210
2026	34,791	196
Thereafter	117,215	—
Total minimum lease payments	300,850	10,983
Less: Interest	(104,471)	(717)
Present value of lease obligations	196,379	10,266
Less: Current portion	11,056	4,183
Long-term portion of lease obligations	$185,323	$6,083

Schedule of Future Minimum Lease Payments for Capital Leases

Under legacy lease accounting (ASC 840), future minimum lease payments under non-cancellable leases as of December 31, 2020 are as follows (in thousands):

	Operating Leases	Finance Leases
2021	$25,490	$1,729
2022	28,837	1,547
2023	27,633	1,174
2024	28,207	9
2025	27,474	—
Thereafter	116,155	—
Total minimum lease payments	$253,796	4,459
Less: Interest		(1,202)
Present value of lease obligations		3,257
Less: Current portion		(1,261)
Long-term portion of lease obligations		$1,996